Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Income for the year		$ 394,274	$ 110,928
Other comprehensive income (loss):
Changes in the fair value of marketable securities at FVOCI		(2,875)	4,160
Gain on revaluation of marketable securities transferred to the statement of income			(39)
Other comprehensive income (loss) for the year	[1]	(2,875)	4,121
Total comprehensive income for the year		391,399	115,049
Attributable to owners of Turquoise Hill		408,323	185,368
Attributable to owner of non-controlling interest		(16,924)	(70,319)
Total comprehensive income for the year		$ 391,399	$ 115,049

[1]	No tax charges and credits arose on items recognized as other comprehensive income or loss in 2018 (2017: nil).